UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-03287

                         New Alternatives Fund

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2

                             Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President

New Alternatives Fund

150 Broadhollow Road, Suite PH2

                             Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code:  631-423-7373

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

New Alternatives Fund A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING ALTERNATIVE ENERGY AND THE ENVIRONMENT

SEMI-ANNUAL

FINANCIAL REPORT

INVESTOR SHARES: NAEFX

CLASS A SHARES: NALFX

JUNE 30, 2017

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

THE FUND	150 Broadhollow Road	Melville, New York 11747	(800) 423-8383	(631) 423-7373
BNY Mellon Investment Servicing (US) Inc.	PO Box 9794	Providence, RI 02940	(800) 441-6580	(610) 382-7819
Overnight Address	4400 Computer Drive	Westborough, MA 01581
Foreside Funds Distributors LLC	400 Berwyn Park,	Berwyn, PA 19312
899 Cassatt Road

Recycled Paper

NEW ALTERNATIVES FUND

SHAREHOLDER LETTER

Dear Shareholders,

Fund Performance: New Alternatives Fund had strong performance for the first half of 2017. Our net asset value (“NAV”) improved as the year progressed, recovering from worldwide anxiety about the new U.S. administration’s positions on energy and the environment. The NAV of the Fund’s Class A Shares rose from $47.78 as of December 31, 2016 to a close of $56.96 on June 30, 2017, an increase of 19.21% year-to-date. The NAV of the Fund’s Investor Shares rose from $47.71 on December 31, 2016 to a close of $56.81 on June 30, 2017, an increase of 19.07% year-to-date.

The Fund’s total assets grew from $181,821,551 on December 31, 2016 to $212,581,930 on June 30, 2017, a gain of $30,760,379. At June 30, 2017, 38.2% of New Alternatives Fund’s portfolio was invested in U.S. companies, down very slightly from 39.1% on December 31, 2016. European companies made up 31.5%, with 19.5% of those companies priced in Euros. The rest were in other currencies from the U.K., Norway and Denmark. Canadian companies were 12% of the Fund; Asian companies (Japan, New Zealand), 7.1%; Bermuda, 5.6%; and the remaining 5.6% of the Fund’s cash assets were held in U.S. based banks and credit unions.

Riding the Roller Coaster: Despite people’s fears, renewable energy companies, along with the stock market in general, have done pretty well since Donald Trump became president. No one has been able to articulate a particular reason for this turn of events. Some commentators have speculated that investors are acting in the belief that the current administration will reward them with even lower taxes and reduce regulations on businesses. For others, it’s just a continuation of the existing trend line. Mr. Trump seems to lack sufficient attention span to focus on any particular area of policy for too long, so aside from putting fossil fuel advocates and climate change deniers in government agency posts, he has not established a coherent energy direction.

This administration seems bent on undoing environmental protections and regulations, including opening up federally protected wilderness areas to mining and extraction industries. At the same time, Trump is becoming increasingly isolated from the Republicans in Congress where the actual legislation that might impede renewable energy development would have to take place. It would appear that the Investment Tax Credit that supports solar development and the Production Tax Credit that supports wind are unlikely to be repealed before their eventual expiration in the early 2020s. Add to this the strong support that renewable energy development enjoys on a state and regional level and all indications are that expansion of clean power will continue.

Meanwhile, in the Rest of the World: Internationally, renewable energy development remains strong. Even before the adoption of the Paris climate accords, carbon-free power generation overtook fossil fuel sources in new energy installations according to a report from the International Energy Agency (IEA) covering the period through the end of 2015. China has been the largest developer of clean energy for several years and will continue this lead. More importantly, recent concerns about the increase in pollution in its major urban areas has led the Chinese government to scale back planned fossil fuel

NEW ALTERNATIVES FUND

SHAREHOLDER LETTER

growth, including scrapping several major coal-burning generating plants. They will be replaced by a more aggressive introduction of wind and solar generating plants. The IEA report also identified India, Mexico and the U.S. (before Trump) as the main locations for renewable energy growth. Renewable energy will also continue to expand in Europe, but at a slower rate. Europe was the earliest region for wind and solar development and its renewable energy infrastructure is built up to a greater extent than much of the rest of the world. The market there is more mature and with less room for major expansion.

Offshore wind seems to be the one area of regular growth in Europe and Asia. The U.S. lags behind in this area, with only one small facility operating off the coast of Rhode Island and several larger developments off Long Island and New Jersey held up in a drawn out public review process. As the cost of renewable technology and manufacturing has fallen during the last few years, the higher costs for off-shore wind have also come down to a level that makes it reasonably competitive with land based sources.

One of the companies in New Alternatives Fund, DONG Energy A/S (Denmark) has become the world’s largest operator of off-shore wind farms according to a recent story published by Thomson Reuters News. Another Fund component, Vestas Wind Systems A/S, also based in Denmark, has taken over the number one spot in turbine manufacturing and installation, both for on-shore and off-shore sites. 2016 marked the largest year-on-year growth in total market share for Vestas. The company has now placed its turbines in 75 countries. Vestas’ recent clients include MidAmerican Energy, the Iowa based utility owned by Berkshire Hathaway. MidAmerican has contracted with Vestas to develop a 1,000 turbine facility across several Mid-Western sites. Most of the turbines will be manufactured in Colorado, where Vestas operates several factories to service its growing business in the Western Hemisphere. Vestas’ partner in developing these and other sites around the world is a Spanish based engineering firm, Elecnor SA, whose shares are also held in New Alternatives Fund.

A Wave of Consolidation: Another recent trend affecting several companies in the Fund’s portfolio is a series of mergers and takeovers. Gamesa Corporacion Tecnologica SA, a Spanish wind turbine manufacturer, became a subsidiary of the German engineering and construction firm Siemans Aktiengesellschaft and now operates as Siemens Gamesa Renewable Energy SA. Two other companies in the Fund’s portfolio are in the process of being reabsorbed by other companies that held majority ownership stakes in their operations. Hafslund ASA (Norway), a hydropower and district heating utility will become wholly owned by an operating company for the city of Oslo and it will no longer trade on a public market. EDP Renovaveis SA (Spain), which builds and operates mostly wind facilities, may soon be reabsorbed by its parent company, the joint Spanish/Portuguese utility, EDP SA.

Among the YieldCo’s in New Alternatives Fund, TerraForm Power, Inc. has been weighed down by the bankruptcy of its parent company, SunEdison. While it has avoided bankruptcy itself, its share price has been weighed down by its association with SunEdison. Brookfield Renewable Energy Partners LP, another company in the Fund, has expressed interest in buying TerraForm, but no deal has been

NEW ALTERNATIVES FUND

SHAREHOLDER LETTER

struck yet. While it is no longer a component of New Alternatives Fund, the recent acquisition of Whole Foods Markets by Amazon sent a jolt through both companies. Whole Foods saw an initial jump in their share price. The final approval and details of this deal are still being worked out.

General Performance: The growth of New Alternatives Fund so far in 2017 was across the board in our portfolio. Five of our top ten holdings experienced some of the largest gains and helped drive our strong performance. These companies included: NextEra Energy Partners LP, up 44.8%; Vestas Wind Systems, up 42%; Panasonic Corporation SP ADR (Japan), up 34.25%; Pattern Energy Group, Inc., up 25.5%; and Hannon Armstrong Sustainable Infrastructure Capital, Inc., up 20.4%.

Other Fund holdings that saw significant share price increases were Owens Corning, Inc., which rose 29.8%; Trustpower Ltd. (New Zealand), up 20.97%; and Koninklijke Philips NV (Netherlands), up 17.2%.

Tesla, Inc., the electric car and battery manufacturer, saw its share price rise 48.16% since December 31, 2016. We have maintained a small stake in this company. We feel its share price is not getting any more realistic in relation to the actual value of the company. However, they have made some important strides with the introduction of their new “affordable” Model 3 which will sell for just under $40,000 and have a greater battery range. Tesla still sells far fewer cars than any of the major auto makers, but is projecting that it will be able to ramp up production for this new model. They have also begun production of their battery power storage systems at their battery gigafactories in Nevada and upstate New York. Tesla recently won a contract to provide a battery system to an Australian utility to improve grid stability.

Elecnor SA, a Spanish electric transmission, wind and solar power project developer, gained 34.7%. However, this is one of our smaller positions so it did not contribute significantly to the Fund’s overall growth.

Only two companies in the Fund saw their share price fall in this period. TerraForm Power, Inc., Class A shares fell 6.75%. We believe the unresolved status of TerraForm’s sponsoring company made investors nervous about this company’s prospects. We believe TerraForm has a healthy base of underlying assets, a decent schedule of regular earnings and the ability to acquire more projects once its ties to SunEdison have been dissolved. Northland Power, Inc. (Canada), an independent power producer with a mixed base of small hydro, wind and solar projects was down 0.86%.

Our energy efficiency investments, which include Owens Corning (insulation, composite materials for wind turbine blades), Koninklijke Philips NV (Netherlands-LED lighting, electronics), Johnson Controls PLC (Ireland-energy management systems for buildings), and Hannon Armstrong

Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted. Please call 800-423-8383 for the most recent month-end performance.

NEW ALTERNATIVES FUND

SHAREHOLDER LETTER

Sustainable Infrastructure Capital, Inc. (energy efficiency and renewable energy finance) performed reasonably well, but we foresee several headwinds. The current administration is unlikely to continue Obama administration policies supporting energy efficiency in government buildings and higher standards for automotive gas mileage. We also anticipate slightly higher interest rates, making development, including Trump’s grand infrastructure and border wall building more expensive.

Changes in the Fund: It appeared to us that the solar manufacturing sector was going to continue to be unprofitable for the near future. While falling costs for materials and modules was a boon to installers, it was not leaving much room for the assemblers. Our holdings in this area were relatively small and we sold off all of our stock in Canadian Solar, Inc.; First Solar, Inc.; Hanwha Q Cells Co. Ltd. (South Korea) and SunPower Corporation. And, as we mentioned earlier, we also sold our small amount of Whole Foods Markets, unfortunately ahead of the announcement of Amazon’s bid to purchase them.

We added shares of Infratil Ltd., a New Zealand-based renewable energy developer encompassing hydro, wind and solar power in New Zealand and Australia. Infratil also builds infrastructure (power lines, transformers) related to their generating facilities. A somewhat diversified company, they also construct and manage student dormitories and senior housing, operate transportation management systems and provide data storage services.

Despite the strong performance numbers for this first half of 2017, the Fund continued to experience a net outflow of Class A Shares from January 1 to June 30, 2017. During this period, the net number of these shares declined by 75,588. The investment in Investor Shares continued to grow. There was a net increase of 2,182 Investor Shares from January 1 to June 30, 2017. The Fund had a total balance of 3,732,055 shares outstanding on June 30, 2017.

With the publication of a new Prospectus on April 30, 2017, the Fund reduced the Class A Shares sales load. The new front end load for these shares now starts at 3.5% (down from 4.75%). Further break points on purchase amounts are described on page 19 of the new Prospectus.

We continue to upgrade the function of our web site and we encourage shareholders to establish on line account access through the link on the web site at: www.newalternativesfund.com . By going “paperless” with your transactions and documents, you are helping the Fund to keep its costs lower and improve the potential for shares to appreciate in value. Plus it is better for the environment.

Shareholder Comments: We continue to receive, use and welcome advice and comments from shareholders. You can contact us by e-mail at: info@newalternativesfund.com, regular “snail mail” or give us a call at 800-423-8383 or 631-423-7373.

David Schoenwald

Murray Rosenblith

August 11, 2017

NEW ALTERNATIVES FUND

SHAREHOLDER LETTER

This letter is intended to give you a feeling of what we have been doing and why we do it. For more complete and official data, please see the rest of this Semi-Annual Report, our last Annual Report of December 31, 2016 and our most recent Prospectus, dated April 30, 2017. This letter is intended to be responsive to the interests of our existing shareholders.

The Principal Underwriter is Foreside Funds Distributors LLC and the Co-Distributor is Accrued Equities, Inc.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. Go to our web site at www.newalternativesfund.com, call 800-423-8383 or write to the Fund to obtain a prospectus that contains this and other information about the Fund, and read it carefully before investing. Funds that concentrate in one market sector are generally riskier than more diversified strategies. Investments made in renewable energy and environmental products are subject to political priorities and changing government regulations.

NEW ALTERNATIVES FUND

FUND EXPENSE EXAMPLE

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as the sales charge and redemption fees; and (2) ongoing costs, including management fees, distribution (i.e., Rule 12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown (January 1, 2017) and held for the entire six months ended June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2017” to estimate the expenses you paid on your account during this period.

Note: The Fund’s Transfer Agent, BNY Mellon Investment Servicing (US) Inc., charges an annual IRA maintenance fee of $20 for IRA accounts. That fee is not reflected in the accompanying table.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the sales charge, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

NEW ALTERNATIVES FUND

FUND EXPENSE EXAMPLE

(Unaudited)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017
Class A Shares *
Actual	$1,000.00	$1,192.10	$5.98
Hypothetical (assumes 5% return before expenses)	$1,000.00	$1,019.34	$5.51
Investor Shares **
Actual	$1,000.00	$1,190.70	$7.33
Hypothetical (assumes 5% return before expenses)	$1,000.00	$1,018.10	$6.76

*

Expenses are equal to the annualized expense ratio of the Fund’s Class A Shares for the six-month period of 1.10%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half year, then divided by the days in the year (365) to reflect the half year period. The Class A Shares’ ending account value on the first line in the table is based on its actual total return of 19.21% for the six-month period of January 1, 2017 to June 30, 2017.

**

Expenses are equal to the annualized expense ratio of the Fund’s Investor Shares for the six-month period of 1.35%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half year, then divided by the days in the year (365) to reflect the half year period. The Investor Shares’ ending account value on the third line in the table is based on its actual total return of 19.07% for the six-month period of January 1, 2017 to June 30, 2017.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

Sector Diversification	% of Net Assets	Value
Common Stocks
Alternate Energy:
Renewable Energy Power Producers & Developers	63.5%	$135,003,814
Wind Turbines	9.8	20,758,628
Energy Storage	5.3	11,249,700
Solar Photovoltaic	5.0	10,591,000
Sustainable Energy Financial Services	5.4	11,435,000
Energy Conservation	4.1	8,771,100
Water Utilities	0.9	1,948,750
Transportation	0.2	361,610
Warrants	0.0	—
Certificates of Deposit	0.2	500,000
Other Assets in Excess of Liabilities	5.6	11,962,328

Net Assets	100.0%	$212,581,930

Top Ten Portfolio Issuers

June 30, 2017

(Unaudited)

Name	% of Net Assets
NextEra Energy Partners LP	5.7%
Brookfield Renewable Partners LP (Bermuda/Canada)	5.6
EDP Renovaveis SA (Spain/Portugal)	5.6
Pattern Energy Group, Inc.	5.6
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	5.4
Panasonic Corp. (Japan) SP ADR	5.3
Avangrid, Inc.	5.2
Vestas Wind Systems A/S (Denmark)	5.0
8Point3 Energy Partners LP	5.0
Innergex Renewable Energy, Inc. (Canada)	4.8

Total Top Ten	53.2%

Portfolio holdings are subject to change, risk and may not represent current compositions of the portfolio.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
COMMON STOCKS — 94.2%
Alternate Energy — 83.6%
Energy Storage — 5.3%
Panasonic Corp. (Japan) SP ADR	825,000	$11,249,700

		11,249,700

Renewable Energy Power Producers & Developers — 63.5%
Acciona SA (Spain)	105,000	9,241,497
Atlantica Yield PLC (Great Britain)*	475,000	10,146,000
Avangrid, Inc.	250,000	11,037,500
Brookfield Renewable Partners LP (Bermuda/Canada)	375,000	11,977,500
DONG Energy A/S (Denmark)	10,000	451,435
EDP Renovaveis SA (Spain/Portugal)	1,500,000	11,929,209
Elecnor SA (Spain)	125,000	1,727,505
Hafslund ASA, Class A (Norway)	328,074	4,243,988
Infratil Ltd. (New Zealand)	500,000	1,090,039
Innergex Renewable Energy, Inc. (Canada)	925,000	10,193,500
NextEra Energy Partners LP*	325,000	12,021,750
Northland Power, Inc. (Canada)	300,000	5,330,700
NRG Yield, Inc., Class A*	360,000	6,141,600
NRG Yield, Inc., Class C*	315,000	5,544,000
Pattern Energy Group, Inc.*	500,000	11,920,000
TerraForm Power, Inc., Class A* **	775,000	9,300,000
Tilt Renewables Ltd. (New Zealand)	500,000	743,791
TransAlta Renewables, Inc. (Canada)	825,000	9,974,250
Trustpower Ltd. (New Zealand)	500,000	1,989,550

		135,003,814

Solar Photovoltaic — 5.0%
8Point3 Energy Partners LP*	700,000	10,591,000

		10,591,000

Wind Turbines — 9.8%
Siemens Gamesa Renewable Energy SA (Spain)	475,000	10,142,455
Vestas Wind Systems A/S (Denmark)	115,000	10,616,173

		20,758,628

Total Alternate Energy		177,603,142

Sustainable Energy Financial Services — 5.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	500,000	11,435,000

		11,435,000

Energy Conservation — 4.1%
Johnson Controls International PLC (Ireland)	50,000	2,168,000
Koninklijke Philips NV (Netherlands)	175,000	6,268,500
Owens Corning, Inc.	5,000	334,600

		8,771,100

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2017

(Unaudited)

	Shares	Value
Water Utilities — 0.9%
American Water Works Co., Inc.	25,000	$1,948,750

		1,948,750

Transportation — 0.2%
Tesla, Inc.**	1,000	361,610

		361,610

Total Common Stocks (Cost $180,681,598)		200,119,602

WARRANTS – 0.0%
Alternate Energy — 0.0%
Abengoa SA, Class B Exp. 2025 (Spain)**	500,000	—

Total Warrants (Cost $4,204)		—

	Par
CERTIFICATES OF DEPOSIT – 0.2%
Socially Concerned Banks — 0.2%
Alternatives Federal Credit Union savings account 0.20% due 01/14/18	$100,000	100,000
Carver Federal Savings Bank 0.25% due 12/22/17	100,000	100,000
People’s United Bank 0.30% due 12/01/17	100,000	100,000
Self Help Credit Union 1.05% due 12/30/17	100,000	100,000
Urban Partnership Bank 0.30% due 01/28/18	100,000	100,000

Total Certificates of Deposit (Cost $500,000)		500,000

TOTAL INVESTMENTS (Cost $181,185,802) — 94.4%		200,619,602
Other Assets in Excess of Liabilities — 5.6%		11,962,328

Net Assets — 100.0%		$212,581,930

*	These entities are commonly known as “Yieldco’s”.

**	Non-income producing security

ADR	-American Depositary Receipts
LP	-Limited Partnership
PLC	-Public Limited Company
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2017

(Unaudited)

Country Portfolio Issuers

% of Net
Country	Assets
United States	38.2%
Spain	15.5
Canada	12.0
Bermuda	5.6
Japan	5.3
Denmark	5.2
Great Britain	4.8
Netherlands	3.0
Norway	2.0
New Zealand	1.8
Ireland	1.0
Other Assets/Liabilities	5.6

100.0%

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017

(Unaudited)

ASSETS
Investment securities at fair value (cost: $181,185,802) (Notes 2A and 7)	$200,619,602
Cash	11,746,535
Receivables:
Capital shares subscribed	274,491
Dividends	755,497
Tax reclaims	151,572
Prepaid insurance and registration	38,257

Total Assets	213,585,954

LIABILITIES
Payables:
Due to custodian in foreign currency (Cost $39,544)	39,657
Capital shares reacquired	740,935
Management fees	97,149
Transfer agent fees	63,491
Postage and printing fees	20,449
Custodian fees	13,435
Professional fees	6,945
12B-1 fees	457
Accrued expenses and other liabilities	21,506

Total Liabilities	1,004,024

Net Assets	$212,581,930

ANALYSIS OF NET ASSETS
Net capital paid in shares of capital shares	$188,346,954
Undistributed net investment income	2,329,240
Accumulated net realized gain on investments and foreign currency transactions	2,471,251
Net unrealized appreciation on investments	19,433,800
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	685

Net Assets	$212,581,930

Class A Shares:
Net Assets	$210,258,063
Net asset value and redemption price per share ($210,258,063/3,691,146) shares of outstanding beneficial interest, unlimited authorization, no par value	$56.96

Maximum offering price per share (100/96.50 of $56.96)	$59.03

Investor Shares:
Net Assets	$2,323,867
Net asset value, offering and redemption* price per share ($2,323,867/40,909) shares of outstanding beneficial interest, unlimited authorization, no par value	$56.81

*	Redemption fee may apply (Note 1)

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017

(Unaudited)

Investment Income:
Dividends (net of $488,302 foreign taxes withheld)	$3,421,373

Total Investment Income	3,421,373

Expenses:
Management fee (Note 4)	550,306
Transfer agent fees	208,381
Administration and accounting fees	109,558
Legal fees	60,793
Postage and printing fees	30,802
Registration fees	28,490
Custodian fees	28,154
Compliance service fees	23,844
Audit fees	10,739
Trustees fees (Note 5)	10,432
Insurance fees	7,638
12b-1 fees (Investor Shares) (Note 4)	2,586
Other expenses	9,311

Total Expenses	1,081,034

Net Investment Income	2,340,339

Net Realized and Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:

Realized Gain from Investments and Foreign Currency Related Transactions (Notes 2B & 6):
Net realized gain from investments	3,741,956
Net realized gain from foreign currency transactions	2,919

Net Realized Gain	3,744,875

Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Related Translations:
Net change in unrealized appreciation/(depreciation) on investments	28,517,348
Net change in unrealized appreciation/(depreciation) on foreign currency translations	8,561

Net change in unrealized appreciation/(depreciation)	28,525,909

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Translations	32,270,784

Net Increase in Net Assets Resulting from Operations	$34,611,123

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Investment Activities:
Net investment income	$2,340,339	$2,055,968
Net realized gain from investments and foreign currency transactions	3,744,875	3,907,932
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	28,525,909	5,790,989

Net increase in net assets resulting from operations	34,611,123	11,754,889

Distributions to Shareholders:
Class A Shares:
Distributions from net investment income	—	(2,444,095)
Distributions from realized gain on investments	—	(4,024,703)
Investor Shares:
Distributions from net investment income	—	(20,860)
Distributions from realized gain on investments	—	(41,256)

Total distributions to shareholders	—	(6,530,914)

Capital Share Transactions:
Net decrease in net assets from capital share transactions (Note 3)	(3,850,744)	(2,476,091)

Total Increase in Net Assets	30,760,379	2,747,884

Net Assets:
Beginning of the period	181,821,551	179,073,667

End of the period*	$212,581,930	$181,821,551

*	Includes undistributed net investment income of $2,329,240 and $(11,099) for the periods ended 06/30/17 and year 12/31/16, respectively.

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND*

FINANCIAL HIGHLIGHTS

STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

For a share outstanding throughout each period

Class A Shares	(Unaudited) Six Months Ended June 30,		For the Years Ended December 31,
	2017		2016		2015		2014	2013	2012
Net asset value at the beginning of period	$47.78		$46.46		$46.87		$46.93	$36.40	$35.82

Investment Operations
Net investment income	0.62	**	0.54	**	0.77	**	0.56	0.58	0.67
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	8.56		2.55		(0.39)		0.81	10.53	0.58

Total from investment operations	9.18		3.09		0.38		1.37	11.11	1.25

Distributions
From net investment income	—		(0.67)		(0.79)		(0.63)	(0.58)	(0.67)
From net realized gains	—		(1.10)		—		(0.80)	—	—

Total distributions	—		(1.77)		(0.79)		(1.43)	(0.58)	(0.67)

Net asset value at end of period	$56.96		$47.78		$46.46		$46.87	$46.93	$36.40

Total return (Sales load not reflected)	19.21%		6.66%		0.82%		2.91%	30.52%	3.49%
Net assets, end of the period (in thousands)	$210,258		$179,974		$177,745		$175,843	$175,101	$149,835
Ratio of expenses to average net assets	1.10%	***	1.12%		1.15%		1.08%	1.12%	1.10%
Ratio of net investment income to average net assets	2.40%	***	1.12%		1.55%		1.07%	1.34%	1.69%
Portfolio turnover	2.95%		30.44%		37.14%		67.04%	24.01%	22.05%
Number of shares outstanding at end of the period	3,691,146		3,766,734		3,825,379		3,751,972	3,731,230	4,116,641

*	The Fund acquired all of the assets and liabilities of New Alternatives Fund, Inc. (the “Predecessor Company”) in a reorganization on November 14, 2014. The Predecessor Company’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 14, 2014 reflects that of the Predecessor Company.
**	The selected per share data was calculated using the average shares outstanding method for the period.
***	Annualized

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

For a share outstanding throughout each period

Investor Shares	(Unaudited) Six Months Ended June 30, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015*

Net asset value at the beginning of period	$47.71		$46.39		$46.87

Investment Operations
Net investment income	0.55	**	0.42	**	0.62	**
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	8.55		2.56		(0.36)

Total from investment operations	9.10		2.98		0.26

Distributions
From net investment income	—		(0.56)		(0.74)
From net realized gains	—		(1.10)		—

Total distributions	—		(1.66)		(0.74)

Net asset value at end of period	$56.81		$47.71		$46.39

Total return	19.07%		6.42%		0.56%
Net assets, end of the period (in thousands)	$2,324		$1,848		$1,329
Ratio of expenses to average net assets	1.35%	***	1.37%		1.40%
Ratio of net investment income to average net assets	2.15%	***	0.87%		1.31%
Portfolio turnover	2.95%		30.44%		37.14%
Number of shares outstanding at end of the period	40,909		38,727		28,653

*	Investor Shares inception date was December 31, 2014.
**	The selected per share data was calculated using the average shares outstanding method for the period.
***	Annualized

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2017

(Unaudited)

1) ORGANIZATION – New Alternatives Fund (the “Trust”) was organized as a Delaware statutory trust on June 12, 2014. The Trust currently offers one series of shares, also known as “New Alternatives Fund” (the “Fund”). The Fund is the successor to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On November 14, 2014, the Predecessor Company was reorganized into the Fund. The Fund was organized for the purpose of continuing the investment operations and performance history of the Predecessor Company and prior to the reorganization had no substantial assets or prior history of investment operations. The Fund currently offers two classes of shares: Class A Shares and Investor Shares. Class A Shares represent a continuance of the original class of shares offered by the Predecessor Company. Class A Shares are sold subject to a front-end sales charge. Class A Shares of the Fund do not have any distribution (i.e., Rule 12b-1) charges, service charges or redemption fees. Investor Shares are not subject to a sales charge but are subject to a 2.00% redemption fee imposed on any Investor Shares redeemed within sixty (60) days of their initial purchase. Any redemption fee imposed is retained by the Fund and is meant to deter short-term trading in Investor Shares and to offset any transaction and other costs associated with short-term trading. For the six months ended June 30, 2017, no redemption fees were imposed on the redemption of Investor Shares. Investor Shares are also subject to 12b-1 fees. The investment objective of the Fund is long-term capital appreciation, with income as a secondary objective. The Fund seeks to achieve its investment objective by investing in equity securities. The equity securities in which the Fund invests consist primarily of common stocks. Other equity securities in which the Fund may invest include American Depositary Receipts, real estate investment trusts and publicly-traded master limited partnerships. The Fund makes investments in a wide range of industries and in companies of all sizes. The Fund invests in equity securities of both U.S. and foreign companies, and has no limitation on the percentage of assets invested in the U.S. or abroad. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry. “Alternative Energy” means the production, conservation, storage and transmission of energy to reduce pollution and harm to the environment, particularly when compared to conventional coal, oil or nuclear energy.

2) ACCOUNTING POLICIES – The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies followed by the Fund.

A. PORTFOLIO VALUATION –The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the NewYork Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national securities exchanges where they are primarily traded or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2017

(Unaudited)

securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor, under methods established by and under the general supervision of the Trust’s Board of Trustees. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. The Fund does not invest in unlisted securities.

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

●	Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 -

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 -

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2017

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund’s assets carried at fair value:

	Total Value at 6/30/2017	Level 1 – Quoted Price	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Common Stocks
Alternate Energy	$177,603,142	$177,603,142	$—	$—
Sustainable Energy Financial
Services	11,435,000	11,435,000	—	—
Energy Conservation	8,771,100	8,771,100	—	—
Water Utilities	1,948,750	1,948,750	—	—
Transportation	361,610	361,610	—	—
Certificates of Deposit	500,000	—	500,000	—

Total	$200,619,602	$200,119,602	$500,000	$—

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at June 30, 2017, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period. The Fund did not hold any Level 3 categorized securities during the six months ended June 30, 2017.

B. FOREIGN CURRENCY TRANSLATION – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2017

(Unaudited)

dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Trust’s Board of Trustees.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Foreign Securities – Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME – Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of specific lots for both financial reporting and income tax purposes in determining realized gains and losses on investments.

D. INVESTMENT INCOME AND EXPENSE RECOGNITION – Dividend income is recorded as of the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable diligence. Interest income, including amortization/accretion of premium and discount, is accrued daily. Expenses are accrued on a daily basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2017

(Unaudited)

capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

F. U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

G. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

H. OTHER – In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

I. ALLOCATION – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund.

J. CASH – Cash represents amounts held on deposit with the Fund’s custodian bank. Balances at times may exceed federally insured limits.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2017

(Unaudited)

3) SHARES OF BENEFICIAL INTEREST – There are unlimited, no par value shares of beneficial interest authorized. On June 30, 2017, the Fund’s total shares outstanding were 3,732,055. Aggregate paid-in capital including reinvestment of dividends was $188,346,954. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended		For the Year Ended
	June 30, 2017		December 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares
Shares of beneficial interest sold	127,031	$ 6,714,442	255,002	$ 12,335,424
Reinvestment of distributions	—	—	119,496	5,704,759
Redemptions	(202,619)	(10,680,120)	(433,143)	(21,015,228)

Net Decrease	(75,588)	$ (3,965,678)	(58,645)	$ (2,975,045)

	For the Six Months Ended		For the Year Ended
	June 30, 2017		December 31, 2016
	Shares	Amount	Shares	Amount
Investor Shares
Shares of beneficial interest sold	9,350	$ 487,976	12,370	$ 610,800
Reinvestment of distributions	—	—	1,278	60,879
Redemptions	(7,168)	(373,042)	(3,574)	(172,725)

Net Increase	2,182	$ 114,934	10,074	$ 498,954

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES – Accrued Equities, Inc. (“Accrued Equities” or the “Advisor”), an SEC registered investment advisor and broker-dealer, serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement, and as an underwriter (but not a principal underwriter) of the Fund’s shares pursuant to a Sub-Distribution Agreement. For it’s investment advisory services, the Fund pays Accrued Equities an annual management fee of 1.00% of the first $25 million of average daily net assets; 0.50% of the next $475 million of average daily net assets; and 0.40% of average daily net assets more than $500 million. The Fund incurred management fees of $550,306 for the six months ended June 30, 2017.

The Fund pays no remuneration to two of its trustees, David J. Schoenwald and Murray D. Rosenblith, who are also officers or employees of Accrued Equities.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2017

(Unaudited)

Foreside Funds Distributors LLC (the “Distributor”) serves as the principal underwriter of the Fund pursuant to a Distribution Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Fund. The Distributor has entered into a Sub-Distribution Agreement with Accrued Equities. Effective May 1, 2017, the Fund charges a maximum front-end sales charge of 3.50% on most new sales of the Fund’s Class A Shares. Prior to May 1, 2017, the Fund charged a maximum front-end sales charge on Class A Shares of 4.75%. Of this amount, the Distributor and Accrued Equities receive the net underwriter commission and pay out the remaining sales commission to other brokers who actually sell new Class A Shares. Their share of the sales commission may vary. The aggregate underwriter commissions on all sales of Class A Shares of the Fund during the six months ended June 30, 2017 was $23,204, and the amounts received by the Distributor and Accrued Equities were $7,735 and $15,469, respectively. The Distributor and Accrued Equities are also entitled to receive sales commissions for the sale of Class A Shares. For the six months ended June 30, 2017, the Distributor and Accrued Equities received $2,848 and $9,957 in sales commissions, respectively, for the sale of Class A Shares of the Fund. Underwriter commissions and sales commissions received by the Distributor are set aside by the Distributor and used solely for distribution-related expenses.

Investor Shares of the Fund are not subject to a sales charge. The Fund has adopted a distribution plan (the “Rule 12b-1 Plan”) for its Investor Shares in accordance with the requirements of Rule 12b-1 under the 1940 Act. The Rule 12b-1 Plan provides that the Fund may pay a fee to Accrued Equities, the Distributor, or certain broker-dealers, investment advisers, banks or other financial institutions at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares to finance certain activities primarily intended to sell such Investor Shares. For the six months ended June 30, 2017, 12b-1 Fees of $2,586 were accrued by the Investor Shares of the Fund.

5) TRUSTEES’ FEES – For the six months ended June 30, 2017, the Fund paid trustees’ fees of $21,000 to its Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).

Each Independent Trustee receives an annual fee of $4,500 for their services as an Independent Trustee of the Trust. As Vice-Chairperson of the Trust’s Board of Trustees, Sharon Reier receives an additional annual fee of $1,000. Each member of the Audit Committee receives an additional $500 annual fee and Susan Hickey, Chairperson of the Audit Committee, receives an additional annual fee of $500. The Independent Trustees also receive reimbursement of “coach” travel expenses to attend Board Meetings. The Trustees and Officers of the Trust who are officers and employees of the Advisor do not receive compensation from the Fund for their services and are paid for their services by the Advisor. The Fund’s Chief Compliance Officer is not an officer or employee of the Advisor and is compensated directly by the Fund for his services.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2017

(Unaudited)

6) PURCHASES AND SALES OF SECURITIES – For the six months ended June 30, 2017, the aggregate cost of securities purchased totaled $5,583,342. Net realized gains (losses) were computed on a specific lot basis. The proceeds received on sales of securities for the six months ended June 30, 2017 was $10,514,506.

7) FEDERAL INCOME TAX INFORMATION – At June 30, 2017, the federal tax basis cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Cost of investments for tax purposes	$181,185,802

Unrealized appreciation for tax purposes	$28,295,894
Unrealized depreciation for tax purposes	(8,862,094)

Net unrealized appreciation on investments	$19,433,800

The tax character of distributions paid during 2016 and 2015 was as follows:

Distributions paid from:	2016	2015
Ordinary Income	$2,464,955	$3,019,343
Long-Term Capital Gains	4,065,959	—

	$6,530,914	$3,019,343

For federal income tax purposes, distributions from net investment income and short-term capital gains are treated as ordinary income dividends.

As of December 31, 2016, the components of distributable earnings (deficit) on a tax basis were as follows:

Overdistributed Ordinary Income	$(11,099)
Undistributed Capital Gains	62,245
Net Unrealized Depreciation on
Investments and Foreign Currency Translations*	(10,427,293)

$(10,376,147)

*   The primary difference between distributable earnings on a book and tax basis is due to wash sale losses and investments in partnerships.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2017

(Unaudited)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8) SUBSEQUENT EVENTS – Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring disclosure.

9) REGULATORY UPDATES – On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

NEW ALTERNATIVES FUND

OTHER INFORMATION

(Unaudited)

1) PROXY VOTING – The Fund has proxy voting policies which are available: (1) without charge, upon request by calling the Fund at 800-423-8383 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30 is available on form N-PX: (1) without charge, upon request, by calling the Fund at 800-423-8383 and (2) on the SEC’s website at http://www.sec.gov.

2) QUARTERLY PORTFOLIO SCHEDULES – The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q’s are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

3) RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Accrued Equities, Inc. (the “Advisor”) serves as the investment adviser to New Alternatives Fund (the “Fund”). The Board of Trustees most recently approved the continuance of the investment advisory agreement between the Fund and the Advisor (the “Advisory Agreement”) at a regular meeting of the Board of Trustees held on February 10, 2017. The February 10, 2017 regular meeting of the Board of Trustees was called, in part, to act upon the trustees’ decision to change the contract renewal meeting date of the Fund to the first quarter of each year. At this meeting, the Board of Trustees approved the continuance of such Advisory Agreement for a period of one year beginning March 31, 2017. This approval by the Board of Trustees included the approval by a majority of the trustees who are not “interested persons” of the Fund, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), and by a majority of the entire Board.

The Advisor serves as the investment adviser to the Fund. The Advisor previously served as the investment adviser to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. On November 14, 2014, the Predecessor Company was reorganized into the Fund. The Fund was organized to continue the investment operations and performance history of the Predecessor Company.

Prior to the meeting, the Board received and reviewed certain materials concerning the Advisory Agreement. The materials included: (i) a memorandum prepared by independent counsel setting forth the Board’s fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Advisory Agreement; (ii) a copy of the Advisor’s 2016 response to a request for information necessary to evaluate the terms of the Advisory Agreement renewal (the “Advisor Questionnaire”); (iii) an organizational chart for the Advisor; (iv) Form ADV, Part I for the Advisor; (v) un-audited financial information for the Advisor for its fiscal quarter ended December 31, 2016; and (vi) a copy of the Advisory Agreement.

The Board noted that some of the information received in the Board materials referred to the historical relationship between the Advisor and the Predecessor Company.

NEW ALTERNATIVES FUND

OTHER INFORMATION

(Unaudited)

The Advisor Questionnaire provided to the Board contained detailed information concerning the Advisor and the Advisory Agreement, including: (i) information on the Advisor’s business and services; (ii) information concerning the employees of the Advisor who service the Fund; (iii) information on the Advisor’s investment process; and (iv) other information concerning the Advisor such as information concerning its compliance procedures, code of ethics and insurances.

At the meeting, the Board was provided a copy of the Advisor’s compliance manual and the opportunity to speak with the Advisor’s Chief Compliance Officer and the Fund’s Chief Compliance Officer. They also received certain updated information on the Fund as of December 31, 2016, such as information on assets, fees, performance comparisons of the Fund and its industry peer group, and information on expenses.

It was noted that in determining to re-approve the Advisory Agreement, the Independent Trustees were represented by independent counsel.

The Board of Trustees, including a majority of the Independent Trustees, decided to approve the renewal of the Advisory Agreement for a one year period commencing March 31, 2017 based upon their evaluation of: (i) the long-term relationship between the Advisor and the Fund, including the Predecessor Company; (ii) the Advisor’s commitment to the Fund’s investment objectives and its socially responsible investment policies, and the Advisor’s ability to manage the Fund’s portfolio in a manner consistent with those objectives and policies; (iii) the depth of experience and expertise of the Advisor with regard to the alternative energy market; (iv) the nature, extent and quality of the services provided; and (v) the costs of the services provided and the profitability of the Advisor from its relationship with the Fund.

In general, the Independent Trustees considered it to be most significant that the proposed investment advisory arrangements would assure a continuity of relationships to service the Fund. The Board also noted that the Advisor continued to provide investment advisory services exclusively to the Fund and that the firm has been committed to alternative energy investing since the Predecessor Company’s inception over 30 years ago.

The Board considered the nature, quality and scope of the investment advisory services that had been provided to the Fund and the Predecessor Company by the Advisor in the past and the services that are expected to continue in the future. Further, the Board considered the Advisor’s personnel assigned to service the Fund. Based upon information provided by the Advisor, the Board determined that the Advisor’s current staffing was adequate to meet the Fund’s needs. The Board also concluded that the nature, quality and scope of the investment advisory services provided by the Advisor were very satisfactory.

The Board considered the performance results of the Fund (including the Predecessor Company) over various time periods. They reviewed information comparing the Fund’s performance with the performance of other, similar mutual funds and with its broad-based benchmark index. The Fund’s industry peer group was comprised of two other socially responsible mutual funds with an international scope and

NEW ALTERNATIVES FUND

OTHER INFORMATION

(Unaudited)

an interest in the environment and clean energy. The Fund’s Class A Shares, both with and without sales loads included, had outperformed one of its industry peers during each period. The Fund’s Investor Shares, which only had one year of performance history, had outperformed a comparable class of the same industry peer. Both classes of shares of the Fund had underperformed its other industry peer. In addition, the Fund had underperformed its broad-based benchmark index during each period.

The Board considered the investment advisory fees and other expenses paid by the Fund directly and in comparison to information regarding the fees and expenses incurred by the Fund’s industry peer group. The Board noted that the investment advisory fee for the Fund had break points that lowered the investment advisory fee as Fund assets reached certain levels. The Board also noted that the other comparable funds in the Fund’s industry peer group were each subject to an expense limitation cap but that the Fund’s expense ratio reflected total gross expenses without any waivers or expense reimbursements. The Advisor’s investment advisory fee as a percentage of average net assets, giving effect to the breakpoint fee schedule, was lower than that of the Fund’s industry peers. In addition, total annual fund operating expenses of the Class A Shares of the Fund were lower than that of its industry peers. Total annual fund operating expenses of the Investor Shares of the Fund were lower than that of one of its industry peers and slightly higher than that of the other industry peer. Based on the foregoing, the Board determined that the investment advisory fee was appropriate.

The Independent Trustees reviewed and discussed other aspects of the Advisor, such as the profitability of the Advisor, the benefits each party received from their long-term relationship, the Advisor’s entrepreneurial risks, and the fact that the Advisor received other compensation from the relationship. They noted the increased marketing that the Advisor was engaged in and its work to update the Fund’s web site. They noted that the Advisor was also a registered broker-dealer and was eligible to receive underwriting fees and sales commissions on the sale of Fund shares, as well as fees from the Investor Shares’ Rule 12b-1 plan. The Board noted that two of the trustees, David J. Schoenwald and Murray D. Rosenblith, were directors and/or officers of the Advisor. The Board also noted that Mr. Schoenwald was the owner of the Advisor and would benefit by the approval of the investment advisory and underwriting agreements, and the Rule 12b-1 plan. The Board reviewed the Advisor’s brokerage policies noting that the Advisor does not engage in any directed brokerage or soft dollar transactions. Best price and execution were the Advisor’s brokerage criteria.

In their deliberations, the Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in a situation where the Board were determining whether to re-approve the agreement with an existing entity on the same terms and conditions. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities. In addition, the Advisor does not service any other investment advisory accounts.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrant, which is an open-end management investment company.

Item 6. Investments.

(a)	The full Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant, which is an open-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant, which is an open-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant, which is an open-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

Based on his evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing date of this report, the Registrant’s principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Alternatives Fund

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(principal executive officer)

Date	8/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(principal executive officer)

Date	8/25/2017

*	Print the name and title of each signing officer under his or her signature.